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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Strategic Income Fund
               Schedule of Investments  12/31/07 (unaudited)

    Principal
    Amount                                                          Value

               ASSET BACKED SECURITIES - 3.1 %
               Energy - 0.3 %
               Oil & Gas Equipment & Services - 0.3 %
    2,400,000  Nakilat, Inc., 6.267%, 12/31/33 (144A)              $2,182,176
    2,200,000  Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A) 2,178,000
                                                                   $4,360,176
               Total Energy                                        $4,360,176
               Transportation - 0.1 %
               Airlines - 0.1 %
    1,880,347  Continental Airlines, Inc., 6.795%, 8/2/18          $1,786,329
               Total Transportation                                $1,786,329
               Consumer Services - 0.4 %
               Restaurants - 0.4 %
    4,550,000  Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (1$4,596,101
               Total Consumer Services                             $4,596,101
               Food & Drug Retailing - 0.5 %
               Food Retail - 0.5 %
    6,400,000  Dominos Pizza Master Issuer LL, 7.629%, 4/25/37     $6,092,096
               Total Food & Drug Retailing                         $6,092,096
               Banks - 0.1 %
               Thrifts & Mortgage Finance - 0.0 %
    857,723    Taganka Car Loan Finance Plc, Floating Rate Note, 11$857,723
               Total Banks                                         $857,723
               Diversified Financials - 0.5 %
               Diversified Financial Services - 0.5 %
    2,901,934  PF Export Receivable Master Trust, 6.436%, 6/1/15 (1$2,926,165
    3,648,116  Power Receivables Finance, 6.29%, 1/1/12 (144A)      3,808,633
                                                                   $6,734,798
               Specialized Finance - 0.0 %
    650,000    Aegis Asset Backed Securities, Floating Rate Note, 1$426,351
               Total Diversified Financials                        $7,161,149
               Utilities - 0.8 %
               Electric Utilities - 0.8 %
    3,321,480  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)     $3,400,366
    4,681,047  Ormat Funding Corp., 8.25%, 12/30/20                 4,810,449
    2,920,836  Tenaska Alabama, 7.0%, 6/30/21 (144A)                2,944,058
                                                                   $11,154,873
               Total Utilities                                     $11,154,873
               Government - 0.3 %
    3,851,164  Republic of Columbia, 9.75%, 4/9/11                 $4,140,001
               Total Government                                    $4,140,001
               TOTAL ASSET BACKED SECURITIES
               (Cost  $40,498,527)                                 $40,148,448

               COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1 %
               Materials - 0.4 %
               Forest Products - 0.4 %
    6,475,000  T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)          $5,855,084
               Total Materials                                     $5,855,084
               Banks - 0.2 %
               Thrifts & Mortgage Finance - 0.2 %
    924,653    Global Tower Partners AcquisitION, Floating Rate Not$911,254
    2,020,000  SBA CMBS Trust, 6.904%, 11/15/36                     1,890,336
                                                                   $2,801,590
               Total Banks                                         $2,801,590
               Diversified Financials - 0.4 %
               Diversified Financial Services - 0.3 %
    182,526    Countrywide Home Loans, Floating Rate Note, 9/25/33 $186,190
    825,000    CS First Boston Mortgage Security, Floating Rate Not 741,347
    1,376,000  Global Signal, 7.036%, 2/15/36 (144A)                1,415,766
    2,780,000  Tower 2004-2A F, 6.376%, 12/15/14                    2,461,412
                                                                   $4,804,715
               Specialized Finance - 0.0 %
    323,910    INDX 2004-AR1 2A, Floating Rate Note, 4/25/34       $309,999
               Total Diversified Financials                        $5,114,714
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost  $14,837,954)                                 $13,771,388

               CORPORATE BONDS - 32.5 %
               Energy - 4.1 %
               Coal & Consumable Fuels - 0.4 %
    6,585,000  Massey Energy Co., 6.875%, 12/15/13                 $6,206,363
               Oil & Gas Drilling - 0.6 %
    6,570,000  DDI Holding AS, 9.3%, 1/19/12 (144A)                $6,799,950
    1,355,000  DDI Holdings AS 9.3%, 4/23/12 (144A)                 1,382,100
                                                                   $8,182,050
               Oil & Gas Equipment & Services - 0.7 %
    2,000,000  Complete Production Service, 8.0%, 12/15/16         $1,935,000
    1,965,000  Nakilat, Inc., 6.067%, 12/31/33 (144A)               1,792,964
NOK 13,500,000 Petromena AS, 9.75%, 5/24/12 (144A)                  2,497,791
    2,545,000  Semgroup LP, 8.75%, 11/15/15 (144A)                  2,417,750
NOK 2,000,000  Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A 379,248
                                                                   $9,022,753
               Oil & Gas Exploration & Production - 1.5 %
    3,610,000  Baytex Energy, Ltd., 9.625%, 7/15/10                $3,682,200
    4,000,000  Compton Petroleum Corp., 7.625%, 12/1/13             3,720,000
    2,065,000  Harvest Operations Corp., 7.875%, 10/15/11           1,946,263
    2,715,000  Hilcorp Energy, 7.75%, 11/1/15 (144A)                2,667,488
    3,100,000  Parallel Petroleum Corp., 10.25%, 8/1/14             3,100,000
    3,150,000  Quicksilver Resources Inc., 7.125%, 4/1/16           3,094,875
    815,000    Southern Star Central Corp., 6.75%, 3/1/16           780,363
                                                                   $18,991,189
               Oil & Gas Refining & Marketing - 0.2 %
    2,820,000  Verasun Energy Corp., 9.875%, 12/15/12              $2,841,150
               Oil & Gas Storage & Transporation - 0.6 %
    535,000    Copano Energy LLC, 8.125%, 3/1/16                   $539,013
    1,000,000  Inergy LP, 8.25%, 3/1/16                             1,035,000
    4,585,000  NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)             4,655,251
    1,500,000  Transport De Gas Del Sur, 7.875%, 5/14/17 (144A)     1,301,250
                                                                   $7,530,514
               Total Energy                                        $52,774,019
               Materials - 2.9 %
               Aluminum - 0.8 %
    1,695,000  Aleris International, Inc., 9.0%, 12/15/14          $1,415,325
    4,507,000  Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)        4,349,255
    2,515,000  CII Carbon LLC, 11.125%, 11/15/15                    2,477,275
    2,160,000  Novelis, Inc., 7.25%, 2/15/15                        2,030,400
                                                                   $10,272,255
               Commodity Chemicals - 1.2 %
    1,690,000  Arco Chemical Co., 9.8%, 2/1/20                     $1,639,300
    5,385,000  Basell Finance Co., 8.1%, 3/15/27 (144A)             4,092,600
    6,970,000  Georgia Gulf Corp., 9.5%, 10/15/14 (b)               5,558,575
EUR 3,000,000  Ineos Group Holdings PLC, 7.875%, 2/15/16 (144A)     3,657,805
    1,015,000  Invista, 9.25%, 5/1/12 (144A)                        1,050,525
                                                                   $15,998,805
               Construction Materials - 0.3 %
    4,030,000  U.S. Concrete, Inc., 8.375%, 4/1/14                 $3,526,250
               Diversified Metals & Mining - 0.4 %
    1,440,000  American Rock Salt Co., LLC, 9.5%, 3/15/14          $1,468,800
    1,330,000  FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)        1,522,850
    3,000,000  Vale Overseas Ltd., 6.25%, 1/11/16                   3,004,812
                                                                   $5,996,462
               Forest Products - 0.1 %
    2,710,000  Ainsworth Lumber, 7.25%, 10/1/12 (b)                $1,632,775
               Total Materials                                     $37,426,547
               Capital Goods - 2.4 %
               Aerospace & Defense - 0.0 %
    400,000    L-3 Communications Corp., 6.125%, 1/15/14           $392,000
               Building Products - 0.3 %
    3,640,000  Builders Firstsource, Inc., Floating Rate Note, 2/15$3,166,800
    1,545,000  Esco Corp, Floating Rate Note, 12/15/13 (144A)       1,514,100
                                                                   $4,680,900
               Construction & Engineering - 0.3 %
    3,550,000  Dycom Industries, 8.125%, 10/15/15                  $3,514,500
               Construction & Farm Machinery & Heavy Trucks - 0.6 %
    2,500,000  Commercial Vehicle Group, 8.0%, 7/1/13              $2,262,500
    4,660,000  Greenbrier Co., Inc., 8.375%, 5/15/15                4,450,300
    1,120,000  Titan Wheel Intl, Inc., 8.0%, 1/15/12                1,080,800
                                                                   $7,793,600
               Electrical Component & Equipment - 0.4 %
    4,585,000  Baldor Electric, 8.625%, 2/15/17                    $4,722,550
               Industrial Machinery - 0.2 %
    2,150,000  Gardner Denver, Inc., 8.0%, 5/1/13 (144A)           $2,171,500
    525,000    Mueller Water Products, 7.375%, 6/1/17               469,219
                                                                   $2,640,719
               Trading Companies & Distributors - 0.5 %
    6,925,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)          $6,965,539
               Total Capital Goods                                 $30,709,808
               Commercial Services & Supplies - 0.9 %
               Diversified Commercial Services - 0.8 %
    900,000    FTI Consulting, 7.75%, 10/1/16                      $936,000
    8,200,000  NCO Group, Inc., Floating Rate Note, 11/15/13        7,872,000
    1,655,000  Park-Ohio Industries, Inc., 8.375%, 11/15/14         1,472,950
                                                                   $10,280,950
               Environmental & Facilities Services - 0.1 %
    1,633,000  Clean Harbors, Inc., 11.25%, 7/15/12 (144A)         $1,753,434
               Total Commercial Services & Supplies                $12,034,384
               Transportation - 0.6 %
               Marine - 0.1 %
    1,780,000  CMA CGM SA, 7.25%, 2/1/13 (144A)                    $1,708,800
    150,000    Trailer Bridge, Inc., 9.25%, 11/15/11                149,813
                                                                   $1,858,613
               Railroads - 0.4 %
    2,950,000  Kansas City Southern Mexico, 7.375%, 6/1/14 (144A)  $2,868,875
    2,185,000  Kansas City Southern Mexico, 7.625%, 12/1/13         2,154,956
    775,000    TFM SA De CV, 9.375%, 5/1/12                         811,813
                                                                   $5,835,644
               Total Transportation                                $7,694,257
               Automobiles & Components - 0.2 %
               Auto Parts & Equipment - 0.2 %
    2,155,000  Allison Transmission, 11.0%, 11/1/15 (144A)         $1,961,050
               Total Automobiles & Components                      $1,961,050
               Consumer Durables & Apparel - 1.0 %
               Footwear - 0.2 %
    2,335,000  Brown Shoe Co., Inc., 8.75%, 5/1/12                 $2,381,700
               Homebuilding - 0.7 %
    2,867,000  C10 Capital SPV Ltd., Floating Rate Note, 12/31/49  $2,638,672
    2,900,000  C8 Capital SPV Ltd., Floating Rate Note, 12/31/49    2,748,156
    3,639,000  Meritage Homes Corp., 6.25%, 3/15/15                 2,529,105
    2,300,000  Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)       2,357,500
                                                                   $10,273,433
               Total Consumer Durables & Apparel                   $12,655,133
               Consumer Services - 0.8 %
               Casinos & Gaming - 0.8 %
EUR 1,965,000  Lottomatica S.p.A., Floating Rate Note, 3/31/66 (144$2,797,564
    4,400,000  Shingle Springs Tribal, 9.375%, 6/15/15 (144A)       4,268,000
    3,997,000  Station Casinos, Inc., 6.625%, 3/15/18               2,737,945
                                                                   $9,803,509
               Total Consumer Services                             $9,803,509
               Media - 0.9 %
               Broadcasting & Cable TV - 0.5 %
    6,330,000  C&M Finance, Ltd., 8.1%, 2/1/16 (144A)              $6,266,700
    550,000    Kabel Deutschland GMBH, 10.625%, 7/1/14              577,500
                                                                   $6,844,200
               Movies & Entertainment - 0.4 %
    5,030,000  Corp Interamer De Entret, 8.875%, 6/14/15 (144A)    $5,105,450
               Total Media                                         $11,949,650
               Retailing - 0.4 %
               Automotive Retail - 0.1 %
    1,250,000  Autonation, Inc., 7.0%, 4/15/14                     $1,184,375
               General Merchandise Stores - 0.1 %
    2,205,000  Central Garden, 9.125%, 2/1/13 (b)                  $1,890,788
               Specialty Stores - 0.1 %
    1,875,000  Sally Holdings, 9.25%, 11/15/14 (144A)              $1,856,250
               Total Retailing                                     $4,931,413
               Food, Beverage & Tobacco - 0.9 %
               Agricultural Products - 0.1 %
    1,815,000  Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)            $1,701,563
               Brewers - 0.4 %
    405,000    Argentine Beverages, 7.375%, 3/22/12 (144A)         $403,988
    1,041,000  Cerveceria Nacio, 8.0%, 3/27/14 (144A)               1,056,615
    535,000    Cia Brasileira de Bebida, 10.5%, 12/15/11            622,633
    2,530,000  Cia Brasileira de Bebida, 8.75%, 9/15/13             2,877,875
                                                                   $4,961,111
               Distillers & Vintners - 0.4 %
    4,940,000  Constellation Brands, Inc., 8.375%, 12/15/14        $4,952,350
               Total Food, Beverage & Tobacco                      $11,615,024
               Health Care Equipment & Services - 0.7 %
               Health Care Facilities - 0.3 %
    3,815,000  HCA, Inc., 9.625%, 11/15/16                         $4,034,363
               Health Care Services - 0.4 %
    2,800,000  Phibro Animal Health Corp., 10.0, 8/1/13 (144A)     $2,800,000
    2,665,000  Rural/Metro Corp., 9.875%, 3/15/15                   2,585,050
                                                                   $5,385,050
               Total Health Care Equipment & Services              $9,419,413
               Pharmaceuticals & Biotechnology - 0.9 %
               Biotechnology - 0.3 %
    4,825,000  Angiotech Pharmaceutical, 7.75%, 4/1/14             $4,040,938
               Pharmaceuticals - 0.5 %
    5,525,000  Valeant Pharmaceuticals, 7.0%, 12/15/11             $5,310,906
    1,977,000  Warner Chilcott Corp., 8.75%, 2/1/15                 2,036,310
                                                                   $7,347,216
               Total Pharmaceuticals & Biotechnology               $11,388,154
               Banks - 1.9 %
               Diversified Banks - 1.5 %
    1,800,000  ALB Finance BV, 9.25%, 9/25/13                      $1,404,000
    250,000    ALB Finance BV, 9.375%, 12/31/49                     172,500
    2,725,000  ATF Bank JSC, 9.25%, 4/12/12 (144A)                  2,773,497
    975,000    ATF Capital BV, 9.25%, 2/21/14 (144A)                984,750
    1,700,000  Banco Macro SA, Floating Rate Note, 6/7/12           1,207,000
    2,420,000  Kazkommerts International BV, 8.0%, 11/3/15          2,008,600
DKK 1,403      Nykredit, 6.0%, 10/1/29                              282
DKK 66,310     Nykredit, 7.0%, 10/1/32                              13,967
    3,000,000  Sibacademfinance Plc, 9.0%, 5/12/09 (144A)           2,901,750
    1,295,000  TNK-BP Finance SA, 6.625%, 3/20/17 (144A)            1,181,688
    4,160,000  TNK-BP Finance SA, 7.5%, 7/18/16 (144A)              4,030,000
    1,250,000  TNK-BP Finance SA, 7.875%, 3/13/18 (144A)            1,234,375
    3,170,000  Turanalem Finance BV, 8.5%, 2/10/15 (144A)           2,781,675
                                                                   $20,694,084
               Thrifts & Mortgage Finance - 0.3 %
    4,225,000  Washington Mutual Bank, Floating Rate Note, 5/1/09  $3,939,141
               Total Banks                                         $24,633,225
               Diversified Financials - 3.3 %
               Consumer Finance - 1.4 %
    3,300,000  Americredit Corp., 8.5%, 7/1/15 (144A)              $2,516,250
    3,160,000  Banco Macro SA, 11.25%, 10/22/14                     2,950,808
    4,180,000  Ford Motor Credit Co., 5.7%, 1/15/10                 3,766,088
    1,650,000  Russian Stand Bank, 7.5%, 10/7/10 (144A)             1,476,750
    4,500,000  SLM Corp., Floating Rate Note, 4/18/08               4,452,426
    4,559,000  SLM Corp., Floating Rate Note, 7/25/14               3,681,393
                                                                   $18,843,715
               Multi-Sector Holding - 0.0 %
    900,000    Blue Fin Ltd., Floating Rate Note, 4/10/12          $890,010
               Specialized Finance - 1.8 %
    4,664,000  Alfa Dividend Paymemt Rights Finance, Floating Rate $4,214,216
    3,815,000  Ceva Group Plc, 8.5%, 12/1/14 (144A)                 4,595,802
    4,975,000  CIT Group, Inc., 7.625%, 11/30/12                    5,042,690
    6,940,000  Coso Geothermal Power, 7.0%, 7/15/26 (144A)          6,835,900
    3,000,000  Power Contract Financing LLC, 0.681%, 2/5/10 (144A)  2,591,250
                                                                   $23,279,858
               Total Diversified Financials                        $43,013,583
               Insurance - 3.6 %
               Insurance Brokers - 0.1 %
    1,700,000  Usi Holdings Corp., Floating Rate Note, 11/15/14    $1,453,500
               Life & Health Insurance - 0.5 %
    6,430,000  Presidential Life Corp., 7.875%, 2/15/09            $6,365,700
               Multi-Line Insurance - 1.2 %
    5,195,000  American General Finance, 6.9%, 12/15/17            $5,200,195
    5,186,000  Hanover Insurance Group, 7.625%, 10/15/25            5,010,973
    5,625,000  Liberty Mutual Group, 7.0%, 3/15/37 (144A)           5,099,220
                                                                   $15,310,388
               Property & Casualty Insurance - 0.5 %
    5,250,000  Kingsway America, Inc., 7.5%, 2/1/14                $5,539,884
    1,560,000  Ohio Casualty Corp., 7.3%, 6/15/14                   1,673,276
                                                                   $7,213,160
               Reinsurance - 1.3 %
EUR 850,000    Atlas Reinsurance Plc, Floating Rate Note, 1/10/11, $1,246,881
    1,275,000  Foundation RE Ltd., Floating Rate Note, 11/24/08 (14 1,249,373
    575,000    Globecat Ltd., Cat Bond, Floating Rate Note, 1/2/13  575,115
    250,000    Globecat Ltd., Cat Bond, Floating Rate Note, 1/2/13  250,575
EUR 650,000    Green Valley Ltd., Floating Rate Note, 1/10/11 (144A 950,365
    275,000    Newton Re Ltd., Cat Bond, Floating Rate Note, 12/24/ 275,055
    565,000    Newton Re Ltd., Cat Bond, Floating Rate Note, 12/24/ 564,887
    7,625,000  Platinum Underwriters HD, 7.5%, 6/1/17               7,867,925
    520,000    Redwood Capital Ltd., Cat Bond, Floating Rate Note,  519,740
    300,000    Redwood Capital Ltd., Cat Bond, Floating Rate Note,  306,000
    900,000    Redwood Capital X Ltd., CAT Bond, Floating Rate Note 900,270
    350,000    Redwood Capital X Ltd., CAT Bond, Floating Rate Note 350,175
    850,000    Redwood Capital X Ltd., CAT Bond, Floating Rate Note 850,425
    900,000    Residential Reinsurance 2005 Cat Bond, Floating Rate 899,460
                                                                   $16,806,246
               Total Insurance                                     $47,148,994
               Real Estate - 1.3 %
               Real Estate Managemect & Development - 0.5 %
    650,000    Alto Palermo SA, Floating Rate Note, 6/11/12 (144A) $508,625
    6,550,000  Forest City Enterprises, 7.625%, 6/1/15              6,320,750
                                                                   $6,829,375
               Real Estate Investment Trusts - 0.8 %
    2,310,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/14  $2,125,200
    6,390,000  Trustreet Properties, Inc., 7.5%, 4/1/15             6,874,055
    1,550,000  Ventas Realty Capital Corp., 7.125%, 6/1/15 (144A)   1,565,500
                                                                   $10,564,755
               Total Real Estate                                   $17,394,130
               Software & Services - 0.4 %
               Data Processing & Outsourced Services - 0.4 %
    6,080,000  First Data Corp., 9.875%, 9/24/15 (144A)            $5,654,400
               Total Software & Services                           $5,654,400
               Technology Hardware & Equipment - 0.8 %
               Communications Equipment - 0.1 %
    1,930,000  Mastec, Inc., 7.625%, 2/1/17                        $1,814,200
               Computer Storage & Peripherals - 0.2 %
    2,165,000  Sungard Data Systesm, Inc., 10.25%, 8/15/15         $2,213,713
               Electronic Manufacturing Services - 0.0 %
    1,040,000  Flextronics Intl Ltd., 6.5%, 5/15/13                $1,008,800
               Technology Distributors - 0.4 %
    5,609,000  Anixter International Corp., 5.95%, 3/1/15          $5,055,111
               Total Technology Hardware & Equipment               $10,091,824
               Semiconductors - 0.2 %
    1,000,000  Freescale Semiconductor, 8.875%, 12/15/14           $892,500
    1,755,000  Freescale Semiconductor, 9.125%, 12/15/14 (PIK)      1,491,750
    610,000    Freescale Semiconductor, Floating Rate Note, 12/15/1 518,500
                                                                   $2,902,750
               Total Semiconductors                                $2,902,750
               Telecommunication Services - 2.0 %
               Integrated Telecommunication Services - 0.7 %
    4,700,000  PGS Solutions, Inc., 9.872%, 2/15/17 (144A)         $4,465,000
    2,110,000  Stratos Global Corp. 9.875%, 2/15/13                 2,226,050
    818,000    Tele Norte Leste Participacoes, 8.0%, 12/18/13       850,720
    2,210,000  Windstream Corp., 8.625%, 8/1/16                     2,320,500
                                                                   $9,862,270
               Wireless Telecommunication Services - 1.2 %
    5,845,000  Digicel, Ltd., 9.25%, 9/1/12 (144A)                 $5,954,886
    4,910,000  Intelsat Intermediate, 0.0%, 2/1/15                  4,013,925
    5,935,000  True Move Co Ltd., 10.75%, 12/16/13 (144A)           5,994,350
                                                                   $15,963,161
               Total Telecommunication Services                    $25,825,431
               Utilities - 2.4 %
               Electric Utilities - 1.8 %
    4,175,000  Caiua Serv Electricidad, 11.125%, 4/2/49 (144A)     $4,028,875
    6,300,000  Intergen NV, 9.0%, 6/30/17                           6,630,750
    1,095,000  ISA Capital Do Brasil SA, 8.8%, 1/30/17 (144A)       1,127,840
    3,498,823  Juniper Generation, 6.79%, 12/31/14 (144A)           3,634,298
    3,775,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)     3,844,234
    4,135,000  West Penn Power Co., 5.95%, 12/15/17                 4,155,162
                                                                   $23,421,159
               Gas Utilities - 0.1 %
    2,240,000  Southern Union Co., 7.2%, 11/1/66                   $2,203,219
               Independent Power Producer & Energy Traders - 0.2 %
    2,770,000  TXU Energy Co., 10.25%, 11/1/15                     $2,742,300
               Multi-Utilities - 0.2 %
    3,200,000  NSG Holdings LLC, 7.75%, 12/15/25 (144A)            $3,198,400
               Total Utilities                                     $31,565,078
               TOTAL CORPORATE BONDS
               (Cost  $431,786,481)                                $422,591,776

               U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 47.9 %
               Government - 47.9 %
    144,323    Federal Home Loan Mortgage Corp., 4.5%, 11/1/18     $141,916
    2,316,506  Federal Home Loan Mortgage Corp., 4.5%, 11/1/20      2,276,420
    360,377    Federal Home Loan Mortgage Corp., 4.5%, 4/1/20       354,141
    6,561,002  Federal Home Loan Mortgage Corp., 4.5%, 4/1/20       6,447,469
    4,078,005  Federal Home Loan Mortgage Corp., 4.5%, 4/1/35       3,862,159
    7,267,169  Federal Home Loan Mortgage Corp., 4.5%, 5/1/20       7,141,417
    2,828,331  Federal Home Loan Mortgage Corp., 4.5%, 7/1/20       2,779,390
    142,934    Federal Home Loan Mortgage Corp., 4.5%, 8/1/18       140,551
    5,342,822  Federal Home Loan Mortgage Corp., 4.5%, 10/1/35      5,053,253
    557,243    Federal Home Loan Mortgage Corp., 5.0%, 11/1/34      544,310
    859,950    Federal Home Loan Mortgage Corp., 5.0%, 5/1/34       839,990
    2,051,715  Federal Home Loan Mortgage Corp., 5.0%, 7/1/35       2,003,157
    2,857,920  Federal Home Loan Mortgage Corp., 5.0%, 1/1/22       2,861,017
    5,162,224  Federal Home Loan Mortgage Corp., 5.0%, 6/1/36       5,037,935
    786,286    Federal Home Loan Mortgage Corp., 5.5%, 1/1/35       785,586
    198,457    Federal Home Loan Mortgage Corp., 5.5%, 10/1/16      201,323
    7,205,292  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34      7,203,379
    178,855    Federal Home Loan Mortgage Corp., 5.5%, 4/1/33       178,996
    39,235     Federal Home Loan Mortgage Corp., 6.0% 3/1/33        39,903
    157,313    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       160,196
    115,673    Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       117,644
    70,860     Federal Home Loan Mortgage Corp., 6.0%, 1/1/33       72,159
    223,252    Federal Home Loan Mortgage Corp., 6.0%, 1/1/34       227,055
    116,010    Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       118,136
    276,352    Federal Home Loan Mortgage Corp., 6.0%, 3/1/33       281,060
    1,725,383  Federal Home Loan Mortgage Corp., 6.0%, 6/1/17       1,767,277
    2,871,597  Federal Home Loan Mortgage Corp., 6.0%, 6/1/35       2,916,627
    1,358,755  Federal Home Loan Mortgage Corp., 6.0%, 8/1/34       1,381,124
    13,565     Federal Home Loan Mortgage Corp., 6.5% 9/1/32        14,024
    407,026    Federal Home Loan Mortgage Corp., 6.5%, 10/1/33      422,106
    5,372,744  Federal National Mortgage Association, 4.0%, 8/1/18  5,170,736
    2,325,523  Federal National Mortgage Association, 4.5%, 4/1/36  2,177,258
    1,848,855  Federal National Mortgage Association, 4.5%, 5/1/20  1,817,913
    1,571,050  Federal National Mortgage Association, 4.5%, 9/1/20  1,544,758
    2,305,122  Federal National Mortgage Association, 4.5%, 9/1/35  2,182,878
    2,041,351 Federal National Mortgage Association, 4.5%, 3/1/35 1,933,095 13,980,585 Federal National Mortgage Association, 4.5%, 4/1/22 13,746,211
    64,487     Federal National Mortgage Association, 5.0%, 1/1/36  62,957
    5,251,255  Federal National Mortgage Association, 5.0%, 1/1/37  5,123,902
    750,917    Federal National Mortgage Association, 5.0%, 10/1/35 733,100
    47,001     Federal National Mortgage Association, 5.0%, 10/1/35 45,885
    807,370    Federal National Mortgage Association, 5.0%, 11/1/35 788,213
    48,529     Federal National Mortgage Association, 5.0%, 11/1/35 47,377
    1,711,390  Federal National Mortgage Association, 5.0%, 11/1/35 1,670,783
    59,296     Federal National Mortgage Association, 5.0%, 11/1/35 57,889
    52,073     Federal National Mortgage Association, 5.0%, 11/1/35 50,838
    3,357,014  Federal National Mortgage Association, 5.0%, 12/1/34 3,279,097
    816,277    Federal National Mortgage Association, 5.0%, 12/1/35 796,909
    811,340    Federal National Mortgage Association, 5.0%, 12/1/35 792,089
    6,064,121  Federal National Mortgage Association, 5.0%, 2/1/22  6,070,784
    750,165    Federal National Mortgage Association, 5.0%, 2/1/36  732,365
    48,894     Federal National Mortgage Association, 5.0%, 2/1/36  47,734
    74,536     Federal National Mortgage Association, 5.0%, 2/1/36  72,767
    4,868,866  Federal National Mortgage Association, 5.0%, 2/1/37  4,750,787
    863,682    Federal National Mortgage Association, 5.0%, 3/1/36  842,904
    868,242    Federal National Mortgage Association, 5.0%, 3/1/36  847,641
    7,137,862 Federal National Mortgage Association, 5.0%, 3/1/37 6,964,755 10,543,794 Federal National Mortgage Association, 5.0%, 3/1/37 10,288,086 9,879,709 Federal National Mortgage Association, 5.0%, 4/1/22 9,890,565
    884,899    Federal National Mortgage Association, 5.0%, 4/1/36  863,611
    857,173    Federal National Mortgage Association, 5.0%, 5/1/36  836,551
    4,927,151  Federal National Mortgage Association, 5.0%, 5/1/37  4,807,658
    113,070    Federal National Mortgage Association, 5.0%, 5/1/37  110,327
    4,919,349  Federal National Mortgage Association, 5.0%, 5/1/37  4,800,045
    1,909,311  Federal National Mortgage Association, 5.0%, 6/1/22  1,911,409
    616,428    Federal National Mortgage Association, 5.0%, 6/1/22  617,106
    2,640,206  Federal National Mortgage Association, 5.0%, 6/1/37  2,576,176
    9,902,000  Federal National Mortgage Association, 5.0%, 6/1/37  9,661,858
    4,919,045  Federal National Mortgage Association, 5.0%, 6/1/37  4,799,749
    595,286    Federal National Mortgage Association, 5.0%, 6/1/37  580,850
    7,864,811 Federal National Mortgage Association, 5.0%, 6/1/37 7,674,074 10,217,086 Federal National Mortgage Association, 5.0%, 6/1/37 9,969,302
    32,612     Federal National Mortgage Association, 5.0%, 8/1/35  31,838
    21,029     Federal National Mortgage Association, 5.0%, 8/1/35  20,530
    814,716    Federal National Mortgage Association, 5.0%, 9/1/35  795,385
    43,122     Federal National Mortgage Association, 5.0%, 9/1/35  42,099
    4,508,823 Federal National Mortgage Association, 5.0%, 9/1/35 4,401,840 5,657,562 Federal National Mortgage Association, 5.0%, 12/1/21 5,663,691 1,098,315 Federal National Mortgage Association, 5.0%, 2/1/22 1,099,505
    1,125,221 Federal National Mortgage Association, 5.0%, 3/1/22 1,126,458 19,312,539 Federal National Mortgage Association, 5.0%, 5/1/37 18,847,558
    63,209     Federal National Mortgage Association, 5.0%, 9/1/35  61,710
    49,747     Federal National Mortgage Association, 5.0%, 9/1/35  48,567
    998,063    Federal National Mortgage Association, 5.5%, 12/1/17 1,013,478
    526,645    Federal National Mortgage Association, 5.5%, 12/1/18 534,471
    2,345,334 Federal National Mortgage Association, 5.5%, 12/1/35 2,343,904 4,237,485 Federal National Mortgage Association, 5.5%, 2/1/23 4,264,082
    52,928     Federal National Mortgage Association, 5.5%, 2/1/33  52,868
    1,133,743  Federal National Mortgage Association, 5.5%, 3/1/18  1,150,592
    5,336,992  Federal National Mortgage Association, 5.5%, 3/1/25  5,362,584
    786,767    Federal National Mortgage Association, 5.5%, 3/1/36  785,917
    788,514    Federal National Mortgage Association, 5.5%, 4/1/19  800,436
    1,364,036  Federal National Mortgage Association, 5.5%, 4/1/34  1,365,047
    324,739    Federal National Mortgage Association, 5.5%, 5/1/33  324,980
    455,309    Federal National Mortgage Association, 5.5%, 6/1/33  463,273
    195,050    Federal National Mortgage Association, 5.5%, 6/1/33  195,194
    472,097    Federal National Mortgage Association, 5.5%, 7/1/33  472,447
    1,952,615 Federal National Mortgage Association, 5.5%, 12/1/35 1,951,424 3,837,455 Federal National Mortgage Association, 5.5%, 3/1/21 3,888,658
    5,313,964  Federal National Mortgage Association, 5.5%, 3/1/36  5,308,222
    1,556,486  Federal National Mortgage Association, 5.5%, 4/1/36  1,554,805
    67,887     Federal National Mortgage Association, 6.0%, 11/1/32 69,163
    97,135     Federal National Mortgage Association, 6.0%, 1/1/33  98,960
    25,829     Federal National Mortgage Association, 6.0%, 10/1/32 26,315
    60,889     Federal National Mortgage Association, 6.0%, 11/1/32 62,033
    895,951    Federal National Mortgage Association, 6.0%, 12/1/32 912,785
    597,602    Federal National Mortgage Association, 6.0%, 12/1/33 608,054
    693,720    Federal National Mortgage Association, 6.0%, 12/1/33 705,853
    14,738     Federal National Mortgage Association, 6.0%, 2/1/32  15,044
    55,754     Federal National Mortgage Association, 6.0%, 3/1/33  56,802
    76,000     Federal National Mortgage Association, 6.0%, 3/1/33  77,428
    493,087    Federal National Mortgage Association, 6.0%, 7/1/17  505,474
    48,092     Federal National Mortgage Association, 6.5%, 10/1/32 49,718
    32,779     Federal National Mortgage Association, 6.5%, 11/1/32 33,887
    7,095      Federal National Mortgage Association, 6.5%, 2/1/32  7,307
    16,017     Federal National Mortgage Association, 6.5%, 3/1/32  16,559
    2,014      Federal National Mortgage Association, 6.5%, 4/1/29  2,087
    21,805     Federal National Mortgage Association, 6.5%, 5/1/31  22,548
    1,353      Federal National Mortgage Association, 6.5%, 6/1/31  1,400
    3,749      Federal National Mortgage Association, 6.5%, 7/1/31  3,884
    21,561     Federal National Mortgage Association, 6.5%, 8/1/32  22,296
    1,101,607  Federal National Mortgage Association, 6.5%, 9/1/32  1,138,851
    778,510    Federal National Mortgage Association, 6.5%, 12/1/21 805,532
    1,229      Federal National Mortgage Association, 7.0%, 12/1/30 1,296
    1,708      Federal National Mortgage Association, 7.0%, 2/1/29  1,801
    6,131      Federal National Mortgage Association, 7.0%, 5/1/28  6,466
    6,739      Federal National Mortgage Association, 7.0%, 7/1/31  7,102
    3,040      Federal National Mortgage Association, 7.5%, 1/1/28  3,253
    972,915    Government National Mortgage Association, 4.5%, 10/1 931,735
    3,921,524  Government National Mortgage Association, 4.5%, 10/1 3,755,904
    34,966     Government National Mortgage Association, 4.5%, 11/1 33,486
    206,123    Government National Mortgage Association, 4.5%, 12/1 197,384
    763,484    Government National Mortgage Association, 4.5%, 3/15 731,239
    3,035,454  Government National Mortgage Association, 4.5%, 3/20 2,879,756
    879,064    Government National Mortgage Association, 4.5%, 4/15 841,938
    289,028    Government National Mortgage Association, 4.5%, 4/15 276,821
    762,275    Government National Mortgage Association, 4.5%, 4/15 730,081
    2,330,999 Government National Mortgage Association, 4.5%, 5/15 2,232,176 1,410,175 Government National Mortgage Association, 4.5%, 9/15 1,350,488
    647,799    Government National Mortgage Association, 4.5%, 9/15 620,440
    200,934    Government National Mortgage Assoication, 4.5%, 4/15 192,448
    43,021     Government National Mortgage Association, 5.0%, 1/15 42,398
    26,741     Government National Mortgage Association, 5.0%, 1/15 26,353
    215,967    Government National Mortgage Association, 5.0%, 1/15 212,837
    136,538    Government National Mortgage Association, 5.0%, 1/15 134,556
    243,343    Government National Mortgage Association, 5.0%, 1/15 239,816
    669,645    Government National Mortgage Association, 5.0%, 1/15 659,939
    177,687    Government National Mortgage Association, 5.0%, 1/15 175,111
    1,197,616  Government National Mortgage Association, 5.0%, 10/1 1,200,973
    170,657    Government National Mortgage Association, 5.0%, 10/1 171,136
    5,564,820  Government National Mortgage Association, 5.0%, 10/1 5,485,094
    195,542    Government National Mortgage Association, 5.0%, 10/1 192,699
    91,034     Government National Mortgage Association, 5.0%, 10/1 89,711
    368,425    Government National Mortgage Association, 5.0%, 11/1 369,154
    57,894     Government National Mortgage Association, 5.0%, 11/1 57,052
    938,600    Government National Mortgage Association, 5.0%, 12/1 924,953
    694,098    Government National Mortgage Association, 5.0%, 2/15 684,154
    298,525    Government National Mortgage Association, 5.0%, 2/15 294,185
    75,049     Government National Mortgage Association, 5.0%, 2/15 73,961
    996,665    Government National Mortgage Association, 5.0%, 2/15 982,219
    42,577     Government National Mortgage Association, 5.0%, 2/15 41,960
    96,942     Government National Mortgage Association, 5.0%, 2/15 95,537
    2,233,714  Government National Mortgage Association, 5.0%, 3/15 2,201,712
    30,545     Government National Mortgage Association, 5.0%, 3/15 30,084
    624,323    Government National Mortgage Association, 5.0%, 3/15 615,246
    325,237    Government National Mortgage Association, 5.0%, 3/15 320,508
    304,881    Government National Mortgage Association, 5.0%, 3/15 300,462
    265,320    Government National Mortgage Association, 5.0%, 3/15 261,474
    761,265    Government National Mortgage Association, 5.0%, 3/15 750,231
    934,686    Government National Mortgage Association, 5.0%, 4/15 921,096
    245,691    Government National Mortgage Association, 5.0%, 4/15 242,130
    1,039,898  Government National Mortgage Association, 5.0%, 4/15 1,024,825
    496,080    Government National Mortgage Association, 5.0%, 4/15 488,890
    21,691     Government National Mortgage Association, 5.0%, 5/15 21,381
    40,936     Government National Mortgage Association, 5.0%, 5/15 40,351
    332,159    Government National Mortgage Association, 5.0%, 5/15 327,400
    828,709    Government National Mortgage Association, 5.0%, 5/15 816,837
    662,468    Government National Mortgage Association, 5.0%, 5/15 652,977
    723,935    Government National Mortgage Association, 5.0%, 5/15 713,563
    959,294    Government National Mortgage Association, 5.0%, 5/15 945,550
    37,514     Government National Mortgage Association, 5.0%, 5/15 36,976
    42,677     Government National Mortgage Association, 5.0%, 5/15 42,056
    23,580     Government National Mortgage Association, 5.0%, 5/15 23,237
    91,914     Government National Mortgage Association, 5.0%, 5/15 90,582
    824,653    Government National Mortgage Association, 5.0%, 5/15 812,700
    677,594    Government National Mortgage Association, 5.0%, 5/15 667,772
    43,048     Government National Mortgage Association, 5.0%, 5/15 42,424
    27,582     Government National Mortgage Association, 5.0%, 6/15 27,187
    2,903,973  Government National Mortgage Association, 5.0%, 6/15 2,862,368
    71,072     Government National Mortgage Association, 5.0%, 6/15 70,039
    23,738     Government National Mortgage Association, 5.0%, 6/15 23,392
    674,479    Government National Mortgage Association, 5.0%, 6/15 664,703
    879,138    Government National Mortgage Association, 5.0%, 6/15 866,395
    234,331    Government National Mortgage Association, 5.0%, 6/15 230,935
    129,661    Government National Mortgage Association, 5.0%, 6/15 127,782
    536,610    Government National Mortgage Association, 5.0%, 6/15 528,832
    127,650    Government National Mortgage Association, 5.0%, 6/15 125,799
    73,050     Government National Mortgage Association, 5.0%, 6/15 71,992
    833,865    Government National Mortgage Association, 5.0%, 6/15 821,779
    1,536,646  Government National Mortgage Association, 5.0%, 6/15 1,514,373
    89,051     Government National Mortgage Association, 5.0%, 6/15 87,760
    24,354     Government National Mortgage Association, 5.0%, 7/15 24,005
    1,990,714  Government National Mortgage Association, 5.0%, 7/15 1,961,859
    186,041    Government National Mortgage Association, 5.0%, 7/15 183,344
    599,245    Government National Mortgage Association, 5.0%, 7/15 590,559
    88,024     Government National Mortgage Association, 5.0%, 8/15 86,763
    1,916,651  Government National Mortgage Association, 5.0%, 8/15 1,888,870
    853,063    Government National Mortgage Association, 5.0%, 8/15 840,698
    2,827,412  Government National Mortgage Association, 5.0%, 9/15 2,786,908
    259,189    Government National Mortgage Association, 5.0%, 9/15 255,135
    1,413,524  Government National Mortgage Association, 5.5%, 1/15 1,424,267
    873,807    Government National Mortgage Association, 5.5%, 1/15 880,460
    4,213,389  Government National Mortgage Association, 5.5%, 1/15 4,244,486
    552,789    Government National Mortgage Association, 5.5%, 1/15 556,869
    1,571,107  Government National Mortgage Association, 5.5%, 10/1 1,593,907
    178,617    Government National Mortgage Association, 5.5%, 10/1 181,209
    1,506,505 Government National Mortgage Association, 5.5%, 10/1 1,517,955 2,113,415 Government National Mortgage Association, 5.5%, 10/1 2,129,478 2,834,200 Government National Mortgage Association, 5.5%, 11/1 2,855,169
    19,949     Government National Mortgage Association, 5.5%, 12/1 20,244
    4,445,307 Government National Mortgage Association, 5.5%, 12/1 4,479,152 4,447,813 Government National Mortgage Association, 5.5%, 2/15 4,481,677 2,966,481 Government National Mortgage Association, 5.5%, 2/15 2,989,067 4,307,663 Government National Mortgage Association, 5.5%, 2/15 4,339,533
    402,703    Government National Mortgage Association, 5.5%, 2/15 405,682
    2,005,611 Government National Mortgage Association, 5.5%, 2/15 2,019,206 12,741,918 Government National Mortgage Association, 5.5%, 2/15 12,835,960
    133,431    Government National Mortgage Association, 5.5%, 3/15 135,412
    4,232,995 Government National Mortgage Association, 5.5%, 3/15 4,264,236 1,929,736 Government National Mortgage Association, 5.5%, 3/15 1,943,978 1,344,555 Government National Mortgage Association, 5.5%, 3/15 1,354,479 5,448,848 Government National Mortgage Association, 5.5%, 3/15 5,489,063 7,920,129 Government National Mortgage Association, 5.5%, 3/15 7,978,583
    27,704     Government National Mortgage Association, 5.5%, 4/15 27,921
    1,468,174 Government National Mortgage Association, 5.5%, 4/15 1,479,332 6,732,635 Government National Mortgage Association, 5.5%, 6/15 6,783,896
    619,699    Government National Mortgage Association, 5.5%, 7/15 624,540
    1,448,489  Government National Mortgage Association, 5.5%, 7/15 1,459,498
    278,785    Government National Mortgage Association, 5.5%, 8/15 282,831
    1,346,266  Government National Mortgage Association, 5.5%, 9/15 1,365,803
    886,221    Government National Mortgage Association, 5.5%, 9/15 899,082
    1,307,668  Government National Mortgage Association, 5.5%, 9/15 1,326,645
    956,071    Government National Mortgage Association, 6.0%,  9/1 980,038
    17,971     Government National Mortgage Association, 6.0%, 1/15 18,122
    445,058    Government National Mortgage Association, 6.0%, 1/15 455,429
    657,836    Government National Mortgage Association, 6.0%, 1/15 673,899
    51,416     Government National Mortgage Association, 6.0%, 1/15 52,705
    676,036    Government National Mortgage Association, 6.0%, 1/15 692,983
    295,896    Government National Mortgage Association, 6.0%, 1/15 303,246
    1,115,921  Government National Mortgage Association, 6.0%, 10/1 1,143,896
    153,825    Government National Mortgage Association, 6.0%, 11/1 157,553
    51,056     Government National Mortgage Association, 6.0%, 11/1 52,275
    1,284,477  Government National Mortgage Association, 6.0%, 11/1 1,316,677
    201,312    Government National Mortgage Association, 6.0%, 12/1 206,332
    31,236     Government National Mortgage Association, 6.0%, 2/15 32,019
    515,035    Government National Mortgage Association, 6.0%, 2/15 527,946
    46,453     Government National Mortgage Association, 6.0%, 2/15 47,618
    388,602    Government National Mortgage Association, 6.0%, 2/15 398,344
    4,939      Government National Mortgage Association, 6.0%, 3/15 5,060
    28,456     Government National Mortgage Association, 6.0%, 3/15 29,169
    37,815     Government National Mortgage Association, 6.0%, 3/15 38,763
    65,977     Government National Mortgage Association, 6.0%, 3/15 67,631
    239,902    Government National Mortgage Association, 6.0%, 3/15 245,916
    334,567    Government National Mortgage Association, 6.0%, 3/15 342,954
    61,595     Government National Mortgage Association, 6.0%, 4/15 63,132
    314,748    Government National Mortgage Association, 6.0%, 4/15 322,082
    14,846     Government National Mortgage Association, 6.0%, 5/15 15,206
    134,110    Government National Mortgage Association, 6.0%, 5/15 137,472
    618,553    Government National Mortgage Association, 6.0%, 5/15 634,059
    2,303,628  Government National Mortgage Association, 6.0%, 5/15 2,361,377
    11,988     Government National Mortgage Association, 6.0%, 6/15 12,287
    425,796    Government National Mortgage Association, 6.0%, 6/15 436,193
    1,141,596  Government National Mortgage Association, 6.0%, 6/15 1,169,472
    369,479    Government National Mortgage Association, 6.0%, 6/15 378,741
    9,958      Government National Mortgage Association, 6.0%, 7/15 10,190
    1,122,464  Government National Mortgage Association, 6.0%, 7/15 1,149,874
    268,867    Government National Mortgage Association, 6.0%, 7/15 275,433
    872,633    Government National Mortgage Association, 6.0%, 7/15 894,509
    553,779    Government National Mortgage Association, 6.0%, 7/15 567,662
    2,354      Government National Mortgage Association, 6.0%, 8/15 2,411
    1,054,480  Government National Mortgage Association, 6.0%, 8/15 1,083,098
    564,659    Government National Mortgage Association, 6.0%, 9/15 578,082
    803,154    Government National Mortgage Association, 6.0%, 9/15 823,288
    70,661     Government National Mortgage Association, 6.0%, 9/15 72,432
    18,958     Government National Mortgage Association, 6.5%, 1/15 19,675
    8,687      Government National Mortgage Association, 6.5%, 1/15 9,001
    1,321      Government National Mortgage Association, 6.5%, 1/20 1,371
    29,863     Government National Mortgage Association, 6.5%, 10/1 30,962
    19,345     Government National Mortgage Association, 6.5%, 10/1 20,056
    42,097     Government National Mortgage Association, 6.5%, 10/1 43,645
    19,897     Government National Mortgage Association, 6.5%, 11/1 20,629
    241,871    Government National Mortgage Association, 6.5%, 11/1 250,768
    360,407    Government National Mortgage Association, 6.5%, 11/1 373,664
    26,134     Government National Mortgage Association, 6.5%, 2/15 27,095
    14,480     Government National Mortgage Association, 6.5%, 3/15 15,012
    8,979      Government National Mortgage Association, 6.5%, 5/15 9,319
    116,012    Government National Mortgage Association, 6.5%, 5/15 120,278
    18,577     Government National Mortgage Association, 6.5%, 6/15 19,260
    11,801     Government National Mortgage Association, 6.5%, 6/15 12,235
    45,430     Government National Mortgage Association, 6.5%, 7/15 47,101
    38,857     Government National Mortgage Association, 6.5%, 7/15 40,286
    76,977     Government National Mortgage Association, 6.5%, 7/15 79,626
    131,674    Government National Mortgage Association, 6.5%, 8/15 136,516
    16,796     Government National Mortgage Association, 6.5%, 8/15 17,414
    22,168     Government National Mortgage Association, 6.5%, 8/15 22,983
    317,373    Government National Mortgage Association, 6.5%, 9/15 329,044
    88,152     Government National Mortgage Association, 6.5%, 9/15 91,393
    19,386     Government National Mortgage Association, 6.5%, 9/15 20,099
    3,396      Government National Mortgage Association, 7.0%, 5/15 3,603
    1,658      Government National Mortgage Association, 7.0%, 5/15 1,759
    3,603      Government National Mortgage Association, 7.0%, 6/15 3,823
    6,357      Government National Mortgage Association, 7.0%, 6/15 6,739
    15,111     Government National Mortgage Association, 7.0%, 8/15 16,033
    405        Government National Mortgage Association, 7.5%, 8/15 433
    1,993      Government National Mortgage Association, 8.0%, 12/1 2,157
    1,632      Government National Mortgage Association I, 6.5%, 12 1,692
    10,231     Government National Mortgage Association I, 7.0%, 5/ 10,845
    2,987,230 Government National Mortgage Association II, 4.5%, 1 2,834,006 6,028,062 Government National Mortgage Association II, 4.5%, 1 5,717,898
    863,033    Government National Mortgage Association II, 5.5%, 3 865,010
    779,729    Government National Mortgage Association II, 6.0%, 1 798,619
    413,139    Government National Mortgage Association II, 6.0%, 5 422,321
    17,267     Government National Mortgage Association II, 7.0%, 1 18,267
    4,250,000  U.S. Treasury Bonds, 4.25%, 8/15/14                  4,394,432
    13,214,000 U.S. Treasury Bonds, 5.25%, 11/15/28                 14,538,492
    14,870,000 U.S. Treasury Bonds, 6.25%, 8/15/23                  17,803,345
    22,598,854 U.S. Treasury Inflation Protected Security, 1.875%, 23,034,944 19,473,470 U.S. Treasury Inflation Protected Security, 2.0%, 1/ 19,984,649 36,648,146 U.S. Treasury Inflation Protected Security, 2.375%, 38,672,370
    6,500,000  U.S. Treasury Notes, 5.0%, 5/15/37                   7,084,493
    9,350,000  U.S. Treasury Notes, 4.0%, 2/15/15                   9,482,218
    5,100,000  U.S. Treasury Notes, 4.125%, 5/15/15                 5,200,006
    10,160,000 U.S. Treasury Notes, 4.25%, 8/15/15                  10,428,285
    3,225,000  U.S. Treasury Notes, 4.5%, 11/15/15                  3,360,298
    4,000,000  U.S. Treasury Notes, 5.25%, 2/15/29                  4,400,312
    17,805,000 U.S. Treasury Notes, 5.375%, 2/15/31                 20,059,843
    840,000    U.S. Treasury Notes, 5.5%, 8/15/28                   951,169
    8,800,000  U.S. Treasury Strip, 0.0%, 11/15/13                  7,124,224
    13,000,000 U.S. Treasury Strip, Zero Coupon Bond, 11/15/12      11,020,178
                                                                   $623,446,898
               TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost  $606,204,022)                                $623,446,898

               FOREIGN GOVERNMENT BONDS -  4.3%
ITL 4,870,000,000  Banco Nac De Desen Econo, 8.0%, 4/28/10         $3,819,521
SEK 90,450,000 Government of Sweden, 5.25%, 3/15/11                 14,436,681
SEK 28,645,000 Government of Sweden, 5.5%, 10/8/12                  4,672,611
EUR 9,155,000  Government of France, 3.75%, 4/25/17                 12,723,412
JPY 1,475,390,000  Japan Government, 1.1%, 12/10/16                13,321,149
NOK 20,293,000 Norwegian Government, 6.0%, 5/16/11                  3,885,774
NOK 24,450,000 Norwegian Government, 5.5%, 5/15/09                  4,548,754
AUD 5,344,000  Ontario Province, 5.5%, 4/23/13                      4,294,814
AUD 6,780,000  Queensland Treasury, 6.0%, 8/14/13                   5,659,362
                                                                   $67,362,078
               TOTAL FOREIGN GOVERNMENT BONDS
               (Cost  $58,815,317)                                 $67,362,078

               SUPERNATIONAL BONDS - 0.1 %
               Banks - 0.1 %
               Diversified Banks - 0.1 %
AUD 1,000,000  Council of Europe, 5.5%, 1/18/12                    $818,551
               TOTAL SUPERNATIONAL BONDS
               (Cost  $667,276)                                    $818,551

               MUNICIPAL BONDS - 0.3 %
               Government - 0.3 %
               Municipal  Airport - 0.2 %
    2,450,000  New Jersey Economic Development Authority Special
               Facility Revenue, 7.0%, 11/15/30                    $2,465,092
    745,000    New Jersey Economic Development Authority, 6.25%, 9/ 696,366
                                                                   $3,161,458
               Muni Utilities - 0.1 %
    1,000,000  San Antonio Texas Electric & Gas, Floating Rate Note$1,322,550
               Total Government                                    $4,484,008
               TOTAL MUNICIPAL BONDS
               (Cost  $3,752,748)                                  $4,484,008

               SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.1 % **
               Energy - 0.4 %
               Oil & Gas Exploration & Production - 0.4 %
    3,520,000  SandRidge Energy, Inc., Fixed Rate Loan, 8.625%, 4/1$3,511,200
    1,110,000  SandRidge Energy, Inc., Floating Rate Loan, 8.985%,  1,098,900
                                                                   $4,610,100
               Total Energy                                        $4,610,100
               Materials - 0.6 %
               Paper Packaging - 0.3 %
    3,459,344  Georgia-Pacific LLC, Term B Loan, 7.4119%, 12/20/12 $3,310,244
               Precious Metals & Minerals - 0.3 %
    5,945,100  Algoma Steel, Inc., Term Loan, 8.09%, 6/20/13       $5,662,708
               Total Materials                                     $8,972,952
               Capital Goods - 0.4 %
               Electrical Component & Equipment - 0.4 %
    1,188,616  Flextronics Semiconductor, Ltd., A-1-A Delayed Draw
                 Term Loan, 7.455%, 10/1/14                        $1,164,844
    4,136,384  Flextronics Semiconductor, Ltd., A Closing Date Loan 4,053,656
                                                                   $5,218,500
               Total Capital Goods                                 $5,218,500
               Commercial Services & Supplies - 0.0 %
               Commercial Printing - 0.0 %
    13,690     Cenveo Corp., Delayed Draw Loan, 6.9875%, 6/21/13   $13,117
    410,838    Cenveo Corp., Term C Facility Loan, 6.9875%, 6/21/13 393,634
                                                                   $406,751
               Total Commercial Services & Supplies                $406,751
               Consumer Durables & Apparel - 0.2 %
               Homebuilding - 0.0 %
    1,124,592  LandSource Communities, Facility B Loan, 8.2519%, 2/$868,747
               Housewares & Specialties - 0.1 %
    1,706,425  Jarden Corp., Term Loan B3, 7.6981%, 1/24/12        $1,674,360
               Total Consumer Durables & Apparel                   $2,543,107
               Consumer Services - 0.5 %
               Casinos & Gaming - 0.5 %
    985,833    New World Gaming, Delayed Draw Loan, 0.0%, 6/15/14  $906,967
    4,929,167  New World Gaming, First Lien Term Loan, 0.0% 6/15/14 4,534,833
    105,579    Seminole Tribe of Florida, Term B-1 Delay Loan, 6.97 104,200
    360,132    Seminole Tribe of Florida, Term B-3 Delay Loan, 6.87 355,419
    368,219    Seminole Tribe of Florida, Term B-2 Delay Loan, 7.12 362,465
                                                                   $6,263,884
               Total Consumer Services                             $6,263,884
               Media - 0.1 %
               Broadcasting & Cable TV - 0.1 %
    1,080,000  Charter Communications, New Term Loan, 7.13%, 3/6/14$1,011,202
    855,700    Knology, Inc., Term Loan, 7.61%, 6/30/12             823,536
                                                                   $1,834,738
               Total Media                                         $1,834,738
               Retailing - 0.1 %
               Specialty Stores - 0.0 %
    683,083    Sally Holdings, LLC, Term B Loan, 8.006%, 11/18/13  $661,129
               Total Retailing                                     $661,129
               Household & Personal Products - 0.1 %
               Household Products - 0.1 %
    461,635    Yankee Candle Co., Term Loan, 7.20%, 2/6/14         $432,782
               Personal Products - 0.0 %
    248,125    Brickman Group Holdings, Inc., Tranche B Term Loan, $236,313
               Total Household & Personal Products                 $669,095
               Health Care Equipment & Services - 0.5 %
               Health Care Facilities - 0.1 %
    217,241    Sun Healthcare Group, Inc., Delayed Draw Loan, 5.047$208,552
    337,931    Sun Healthcare Group, Inc., Synthetic LC Loan, 5.128 324,414
    1,488,863  Sun Healthcare Group, Inc., Term Loan, 7.3669%, 4/19 1,429,309
                                                                   $1,962,275
               Health Care Supplies - 0.3 %
    4,500,000  IM US Holdings, LLC, Term Loan, 9.4481%, 6/26/15    $4,410,000
               Total Health Care Equipment & Services              $6,372,275
               Pharmaceuticals & Biotechnology - 0.3 %
               Pharmaceuticals - 0.3 %
    3,994,824  Talecris Biotherapeutics, First Lien Term Loan, 3.5%$3,982,384
               Total Pharmaceuticals & Biotechnology               $3,982,384
               Diversified Financials - 0.2 %
               Specialized Finance - 0.2 %
    2,491,391  Ace Cash Express, Inc., Term Loan, 8.4163%, 10/5/13 $2,316,730
               Total Diversified Financials                        $2,316,730
               Insurance - 0.4 %
               Insurance Brokers - 0.4 %
    4,488,750  Alliant Holdings I, Inc., Term Loan, 7.83%, 8/21/14 $4,320,000
    1,596,000  USI Holdings Corp., Tranche B Term Loan, 7.95%, 5/5/ 1,522,185
                                                                   $5,842,185
               Total Insurance                                     $5,842,185
               Technology Hardware & Equipment - 0.5 %
               Electronic Equipment & Instruments - 0.1 %
    1,881,000  H3C Holdings, Ltd., Tranche B Term Loan, 8.1413%, 9/$1,805,760
               Electronic Manufacturing Services - 0.0 %
    1,219,449  Baldor Electric Co., Term Loan, 7.1235%, 1/31/14    $1,199,887
               Technology Distributors - 0.3 %
    3,401,475  Scitor Corp., Term Loan, 9.38%, 9/28/14             $3,401,475
               Total Technology Hardware & Equipment               $6,407,122
               Semiconductors - 0.1 %
    1,881,000  Freescale Semiconductor, Term Loan, 7.33%, 11/29/13 $1,747,567
               Total Semiconductors                                $1,747,567
               Telecommunication Services - 0.3 %
               Integrated Telecommunication Services - 0.3 %
    346,457    Telesat Canda, U.S. Term 2 Loan, 1.93333%, 10/24/14 $338,797
    4,053,543  Telesat Canda, U.S. Term 1 Loan, 7.94782%, 10/24/14  3,963,921
                                                                   $4,302,718
               Total Telecommunication Services                    $4,302,718
               Utilities - 0.5 %
               Independent Power Producer & Energy Traders - 0.4 %
    4,135,048  Calpine Corp., First Priority Term Loan, 7.4481%, 3/$4,047,008
    668,888    NRG Energy Inc. SLC L+1.75% 2/1/13                   639,373
    1,607,160  NRG Energy Inc. TLB L+1.75% 2/1/13                   1,536,244
                                                                   $6,222,625
               Total Utilities                                     $6,222,625
               TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
               (Cost  $70,454,373)                                 $68,373,862

               COMMON STOCK - 0.1 %
               Transportation - 0.1 %
               Trucking - 0.1 %
    58,050     Northwest Airlines *                                $842,306
               TOTAL COMMON STOCK
               (Cost  $1,939,663)                                  $842,306

               RIGHTS/WARRANTS - 0.0 %
               Transportation - 0.0 %
               Railroads - 0.0 %
    3,100      Atlantic Express Transportation, Exp. 4/15/08       $38,750
               TOTAL RIGHTS/WARRANTS
               (Cost  $0)                                          $38,750

               TEMPORARY CASH INVESTMENTS - 1.6 %
               Repurchase Agreement - 1.3 %
    16,740,000 Bank of America Corp., 4.29%, dated 12/31/07, repurchase price of $16,740,000 plus accrued interest on 1/2/08 collateralized by the following:

                   $ 518,650,  FMAC, 5.0%, 7/1/35
                   $8,060,405,  FMAC, 6.0%, 9/1/37
                   $4,813,050,  FMNT, 5.6%, 10/17/13
                   $2,431,812,  FMDN, 0.0%, 2/20/08
                   $1,250,901,  TINT, 0.0%, 5/15/21                $16,740,000
    Shares
               Security Lending Collateral - 0.3 %
    4,058,539  Securities Lending Investment Fund, 5.19%           $4,058,539
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $20,758,539)                                 $20,798,539

               TOTAL INVESTMENT IN SECURITIES - 96.5%
               (Cost  $1,249,764,900)                          $1,262,676,604

               OTHER ASSETS AND LIABILITIES - 3.5%                 $40,204,439

               TOTAL NET ASSETS - 100.0%                       $1,302,881,043

    *          Non-income producing security.

    (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2007, the value of these securities
               amounted to $212,441,041 or 16.31% of total net assets.

    **         Senior secured floating rate loan interests in which the Fund invests
               generally pay interest at rates that are periodically
redetermined by
               reference to a base lending rate plus a premium. These base lending rates
               are generally (i) the lending rate offered by one or more major
European
               banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate
               offered by one or more major United States banks, (iii) the certificate of
               deposit or (iv) other base lending rates used by commercial lenders. The
               rate shown is the coupon rate at period end.

    (a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,249,764,900 was as follows:

               Aggregate gross unrealized gain for all investments in
               which there is an excess of value over tax cost     $25,276,537

               Aggregate gross unrealized loss for all investments in
               which there is an excess of tax cost over value      (12,364,833)

               Net unrealized gain                                 $12,911,704

    (b)        At December 31, 2007, the following securities were out on loan:

    Principal
    Amount ($)                       Security                       Value
    1,282,050  Ainsworth Lumber, 6.75%, 3/15/14                    $772,435
    2,182,050  Central Garden, 9.125%, 2/1/13                       1,871,108
    1,484,500  Georgia Gulf Corp., 9.5%, 10/15/14                   1,183,889
               Total                                               $3,827,432

    (c)        Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

    NOTE:      Principal amounts are denominated in U.S.
               Dollars unless otherwise denoted:

    AUD        Australian Dollar
    DKK        Danish Kroner
    ITL        Italian Lira
    JPY        Japanese Yen
    NOK        Norwegian Krone
    SEK        Swedish Krone
    GBP        British Pound



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.